Subsequent Events	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Subsequent Events
15.	Subsequent Events

The Company has evaluated subsequent events through August 10, 2018, the date of issuance of the unaudited consolidated financial statements for the three months ended June 30, 2018.

Except for the items described in Note 11 under litigation, there were no additional events requiring disclosure in the notes to these financial statements.